(LOSS) INCOME PER SHARE (Diluted) (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Common Class A [Member] USD ($)	Dec. 31, 2014 Common Class A [Member] CNY	Dec. 31, 2013 Common Class A [Member] CNY	Dec. 31, 2012 Common Class A [Member] CNY	Dec. 31, 2014 Common Class B [Member] USD ($)	Dec. 31, 2014 Common Class B [Member] CNY	Dec. 31, 2013 Common Class B [Member] CNY	Dec. 31, 2012 Common Class B [Member] CNY
Diluted (loss) income per share:
Allocation of undistributed (loss) income for diluted net (loss) income per Class A and Class B common share computation					$ 9,706	60,219	(95,923)	(297,335)	$ 4,496	27,898	(46,942)	(146,516)
Reallocation of undistributed (loss) income as a result of conversion of Class B to Class A common shares					4,496	27,898	(46,942)	(146,516)
Net (loss) income attributable to Class A and Class B common shareholders for computing diluted (loss) income per Class A and Class B common share					$ 14,202	88,117	(142,865)	(443,851)	$ 4,496	27,898	(46,942)	(146,516)
Weighted average number of Class A and Class B common shares outstanding for computing basic loss per Class A and Class B common share					271,445,384	271,445,384	269,520,110	267,707,132	131,876,660	131,876,660	131,896,605	131,916,660
Conversion of Class B to Class A common shares					131,876,660	131,876,660	131,896,605	131,916,660
Dilutive options					13,211,010	13,211,010
Weighted average number of Class A and Class B common shares outstanding for computing diluted loss per Class A and Class B common share					416,533,054	416,533,054	401,416,715	399,623,792	131,876,660	131,876,660	131,896,605	131,916,660
Diluted (loss) income per Class A and Class B common share	$ 0.03	0.21	(0.36)	(1.11)	$ 0.03	0.21	(0.36)	(1.11)	$ 0.03	0.21	(0.36)	(1.11)